24. Disposal of assets and other changes in organizational structure (Details Narrative - USD ($) $ in Millions				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 14, 2020	Aug. 09, 2019	Jan. 01, 2018	May 29, 2020	May 29, 2020	Oct. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Impairment of assets								$ 27	$ 13,371	$ 20
Fee expense	$ 1,454
Transaction cost					$ 127
Other income and expenses				$ 681	$ 77		$ 101	$ (216)	149	$ (225)
Description of ownership hold		Petrobras holds a 100% interest in all these concessions, except for the Sanhaçu field, in which it is the operator with a 50% interest, and the remaining 50% interest belongs to Petrogal.
Petrobras oil and gas b.v [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Dividends received			$ 1,030
Agreement [member] | Petrobras oil and gas b.v [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Ownership interest sold						50.00%
Impairment of assets											$ 89
Transaction cost									276
Additional cost received									25
Remaining transaction cost									123
Other income and expenses									$ 2